Finance Lease (Details 1)	Dec. 31, 2018 USD ($)
Minimum lease payments	$ 210,891
Less: Amortization of discount	23,141
Capital lease obligation	187,750
2019 [Member]
Minimum lease payments	53,844
Less: Amortization of discount	9,967
Capital lease obligation	43,877
2020 [Member]
Minimum lease payments	53,845
Less: Amortization of discount	7,290
Capital lease obligation	46,555
2021 [Member]
Minimum lease payments	53,845
Less: Amortization of discount	4,449
Capital lease obligation	49,396
2022 [Member]
Minimum lease payments	49,357
Less: Amortization of discount	1,435
Capital lease obligation	$ 47,922